Directors and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Directors' and key management remuneration
Schedule of directors' remuneration

	2020	2019
Directors' remuneration	£000	£000
Non-executive Directors	1,708	1,881
Chairman and executive directors- emoluments	4,349	4,783
	6,057	6,664
Amounts receivable under long-term incentive plans and share option plans	609	741
Total	6,666	7,405

Schedule of compensation of key management

	2020	2019
	£000	£000
Short-term benefits	18,718	22,067
Post-employment benefits	474	401
Share-based payments	3,249	2,435
	22,441	24,903